Employee Benefit Plans (Details Narrative) (Lazy Days' R.V. Center, Inc.) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Lazydays' RV Center Inc [Member]
Employee benefit plan contribution	$ 481	$ 537